Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fee Table and Expenses of Quality Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Quality Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Fund's performance.  During the most recent fiscal year, Quality Fund's portfolio turnover rate was 31 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Quality Fund's operating expenses remain the same as set forth in the table above.  The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund's portfolio, Quality Fund's investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the "target portfolio") and then purchases and sells Quality Fund assets such that Quality Fund's portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio's most recent fiscal quarter.  If Quality Fund's assets significantly increase, Quality Fund may select more than one target portfolio.  Among the criteria used to select the target portfolio are the limited availability of the target portfolio to retail investors and the target portfolio's historical performance.  From time to time, a target portfolio may invest in non-U.S. securities.  In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities.

Quality Fund's current target portfolio is GMO Quality Fund Class III (ticker symbol: GQETX).  Neither Quality Fund nor its investment manager is affiliated with the target portfolio or its investment manager.

Quality Fund also may invest in derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future.  Quality Fund also may lend its securities.  Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Quality Fund.  An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Quality Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Difficulty in Comparing Fund Performance with Target Portfolio Performance.  Quality Fund performance typically does not mirror the target portfolio's performance.  Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed.  From time to time, Quality Fund may be purchasing specific securities at the same time that the target portfolio is selling them.  In addition, the target portfolio may have lower expenses relative to its assets than Quality Fund.

Inability to Conduct Due Diligence on Target Portfolio's Investment Adviser.  Quality Fund's investment manager and sub-adviser may be able to perform only limited due diligence on the target portfolio's investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio's investment guidelines and whether the risks disclosed in the target portfolio's offering documents reflect the risks of the target portfolio.

Potential Impact on Target Portfolio.  Quality Fund's purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, Quality Fund itself.

Accuracy of Target Portfolio Information.  Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign Investing.  Quality Fund's investments in foreign securities (primarily through ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Non-Diversification.  Quality Fund is "non-diversified", which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Sector. Quality Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Liquidity Risk.  Quality Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Quality Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Quality Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Quality Fund's investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in Quality Fund.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversification. Quality Fund is "non-diversified", which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund's performance over time. The tables also compare Quality Fund's performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests. Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future.  Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy or the performance of the current sub-adviser.  Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on May 6, 1985 and March 25, 1991, respectively.  R6 Shares commenced operations on February 6, 2017.  Performance information for R6 Shares will be available after the share class has been offered for a full calendar year.  Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund's performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Quality Fund's performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Ordinary Shares The bar chart below provides performance information for Quality Fund's Ordinary Shares.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy or the performance of the current sub-adviser.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Quality Fund as of June 30, 2017 was 16.03 percent.
Highest Quarterly Return	Q2 2009	15.53%
Lowest Quarterly Return	Q4 2008	(23.84)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Quality Fund as
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Year to Date Return	rr_BarChartYearToDateReturn	16.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Quality Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Years	rr_AverageAnnualReturnYear05	14.66%
Ten Years	rr_AverageAnnualReturnYear10	6.95%
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	821
10 Years	rr_ExpenseExampleYear10	$ 1,824
Annual Return 2007	rr_AnnualReturn2007	(2.09%)
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	20.75%
Annual Return 2010	rr_AnnualReturn2010	7.10%
Annual Return 2011	rr_AnnualReturn2011	12.78%
Annual Return 2012	rr_AnnualReturn2012	10.84%
Annual Return 2013	rr_AnnualReturn2013	24.54%
Annual Return 2014	rr_AnnualReturn2014	11.01%
Annual Return 2015	rr_AnnualReturn2015	2.52%
Annual Return 2016	rr_AnnualReturn2016	7.84%
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	11.12%
Ten Years	rr_AverageAnnualReturnYear10	3.53%
Pear Tree Quality Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.35%
Five Years	rr_AverageAnnualReturnYear05	9.48%
Ten Years	rr_AverageAnnualReturnYear10	2.67%
Pear Tree Quality Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.68%
Five Years	rr_AverageAnnualReturnYear05	8.74%
Ten Years	rr_AverageAnnualReturnYear10	2.74%
Pear Tree Quality Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	$ 1,535
One Year	rr_AverageAnnualReturnYear01	8.18%
Five Years	rr_AverageAnnualReturnYear05	11.47%
Ten Years	rr_AverageAnnualReturnYear10	3.74%
Pear Tree Quality Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	$ 1,372
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none

[1]	The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund's net assets, and (b) an annual rate of 0.50 percent for Quality Fund's net assets in excess of $125 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares remains unchanged.